SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.10
Number outstanding	150,000	161,500	199,000	62,500
Number exercisable		161,500
Weighted average remaining contractual life	4 years 9 months 18 days
Number exercisable	150,000
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 1.00
Number outstanding		11,500
Weighted average remaining contractual life		8 months 12 days
Number exercisable		11,500
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 1.10
Number outstanding		150,000
Weighted average remaining contractual life		5 years 8 months 12 days
Number exercisable		150,000